                                United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
  Certified Shareholder Report of Registered Management Investment Companies

                                   811-4577
                     (Investment Company Act File Number)

                      Federated Income Securities Trust
       _______________________________________________________________

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End: 3/31/04

              Date of Reporting Period: Six months ended 9/30/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Fund for U.S. Government Securities

Established 1969

A Portfolio of Federated Income Securities Trust

34TH SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2003

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS

FINANCIAL INFORMATION

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2003	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$7.97	$7.77	$7.82	$7.48	$7.84	$7.90
Income From Investment Operations:
Net investment income	0.17 [1]	0.41 [1]	0.45 [1,2]	0.48 [1]	0.47 [1]	0.46
Net realized and unrealized gain (loss) on investments	(0.08)	0.23	(0.03)[2]	0.34	(0.35)	(0.04)

TOTAL FROM INVESTMENT OPERATIONS	0.09	0.64	0.42	0.82	0.12	0.42

Less Distributions:
Distributions from net investment income	(0.17)	(0.44)	(0.47)	(0.48)	(0.48)	(0.48)

Net Asset Value, End of Period	$7.89	$7.97	$7.77	$7.82	$7.48	$7.84

Total Return[3]	1.12%	8.36%	5.53%	11.32%	1.66%	5.43%

Ratios to Average Net Assets:

Expenses	0.84%[4]	0.88%	0.94%	1.03%	1.00%	0.96%

Net investment income	4.21%[4]	5.16%	5.72%[2]	6.27%	6.30%	5.78%

Expense waiver/reimbursement[5]	0.02%[4]	0.02%	0.02%	0.02%	0.02%	0.02%

Supplemental Data:

Net assets, end of period (000 omitted)	$923,592	$997,941	$901,471	$898,897	$915,850	$1,052,081

Portfolio turnover	36%	300%	164%	145%	103%	187%

1 Per share information is based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.89% to 5.72%. Per share, ratios and supplemental data for the periods prior to March 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2003	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$7.97	$7.77	$7.82	$7.48	$7.84	$7.90
Income From Investment Operations:
Net investment income	0.14 [1]	0.35 [1]	0.39 [1,2]	0.42 [1]	0.41 [1]	0.40
Net realized and unrealized gain (loss) on investments	(0.09)	0.23	(0.02)[2]	0.34	(0.35)	(0.04)

TOTAL FROM INVESTMENT OPERATIONS	0.05	0.58	0.37	0.76	0.06	0.36

Less Distributions:
Distributions from net investment income	(0.14)	(0.38)	(0.42)	(0.42)	(0.42)	(0.42)

Net Asset Value, End of Period	$7.88	$7.97	$7.77	$7.82	$7.48	$7.84

Total Return[3]	0.61%	7.55%	4.75%	10.47%	0.88%	4.64%

Ratios to Average Net Assets:

Expenses	1.61%[4]	1.65%	1.71%	1.80%	1.77%	1.73%

Net investment income	3.43%[4]	4.35%	4.94%[2]	5.54%	5.54%	5.01%

Expense waiver/reimbursement[5]	0.00%[4,6]	0.00%[6]	0.00%[6]	0.00%[6]	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$408,279	$449,354	$225,495	$146,309	$126,336	$141,148

Portfolio turnover	36%	300%	164%	145%	103%	187%

1 Per share information is based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.11% to 4.94%. Per share, ratios and supplemental data for the periods prior to March 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2003	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$7.97	$7.77	$7.82	$7.48	$7.84	$7.91
Income From Investment Operations:
Net investment income	0.14 [1]	0.35 [1]	0.39 [1,2]	0.42 [1]	0.41 [1]	0.40
Net realized and unrealized gain (loss) on investments	(0.09)	0.23	(0.03)[2]	0.34	(0.35)	(0.05)

TOTAL FROM INVESTMENT OPERATIONS	0.05	0.58	0.36	0.76	0.06	0.35

Less Distributions:
Distributions from net investment income	(0.14)	(0.38)	(0.41)	(0.42)	(0.42)	(0.42)

Net Asset Value, End of Period	$7.88	$7.97	$7.77	$7.82	$7.48	$7.84

Total Return[3]	0.61%	7.55%	4.73%	10.48%	0.87%	4.51%

Ratios to Average Net Assets:

Expenses	1.61%[4]	1.65%	1.71%	1.80%	1.77%	1.73%

Net investment income	3.43%[4]	4.35%	4.94%[2]	5.55%	5.54%	5.01%

Expense waiver/reimbursement[5]	0.00%[4,6]	0.00%[6]	0.00%[6]	0.00%[6]	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$124,339	$128,524	$68,593	$52,687	$45,637	$50,071

Portfolio turnover	36%	300%	164%	145%	103%	187%

1 Per share information is based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.11% to 4.94%. Per share, ratios and supplemental data for the periods prior to March 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

September 30, 2003 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--3.4%
		Home Equity Loan--2.3%
$711,149		Chase Funding Mortgage Loan Asset-Backed Certificates 1999-1 Note, 3.870%, 6/25/2028	$707,372
20,000,000		Conseco Finance 2000-D, 8.410%, 12/15/2025	21,383,400
1,470,840	[1]	Long Beach Asset Holdings Corp. 2003-2 Note, 7.627%, 6/25/2033	1,470,840
4,245,771	[1]	Long Beach Asset Holdings Corp. 2003-3, 7.260%, 7/25/2033	4,245,771
1,772,617	[1]	Long Beach Asset Holdings Corp. 2003-4, 6.535%, 8/25/2033	1,776,717
3,902,306		Mellon Bank Home Equity Installment Loan 1999-1, 6.950%, 3/25/2015	4,108,035

		TOTAL	33,692,135

		Manufactured Housing--0.7%
13,000,000		Green Tree Financial Corp. 1993-4, 8.550%, 1/15/2019	8,846,370
2,000,000		Green Tree Financial Corp. 1997-4, 7.230%, 2/15/2029	703,960

		TOTAL	9,550,330

		Other--0.4%
3,536,398	[1]	Chase Funding Net Interest Margin, 6.750%, 9/27/2036	3,532,543
3,359,208	[1]	Option One Mortgage Securities Corp. 2003-2B, 7.630%, 4/26/2033	3,364,237

		TOTAL	6,896,780

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $54,029,111)	50,139,245

		COLLATERALIZED MORTGAGE OBLIGATIONS--5.0%
		Federal Home Loan Mortgage Corporation--0.1%
12,068,611		6.48%, 9/15/2016, REMIC (Series 2518-KS)	800,390

		Federal National Mortgage Association--4.2%
1,646,633		0.000%, 8/25/2023, REMIC (Series 1993-217-E)	1,617,966
50,941,999		0.654%, 1/19/2039, REMIC (Series GT 99-T2-X)	1,654,026
3,336,331		0.790%, 10/25/2040, REMIC (Series 2001-T1-IO1)	62,556
25,500,000		6.250%, 5/25/2042, REMIC (Series 2002-W4-A4)	27,252,332
11,884,408		6.530%, 9/25/2016, REMIC (Series 2003-3-HS)	1,198,868
6,310,135		7.500%, 10/25/2040, REMIC (Series 2001-T1-A1)	6,923,404
19,497,594		18.148%, 4/25/2032, REMIC (Series 2002-23-SA)	22,649,770

		TOTAL	61,358,922

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Other--0.7%
$1,190,916	[1]	Lehman Structured Securities Corp. 2001-GE3, 7.02%, 5/28/2018	$1,171,933
2,752,368	[1]	Lehman Structured Securities Corp. 2002-GE1, 0.00%, 7/26/2024	2,642,273
40,967,615	[1]	Salomon Brothers Mortgage Sec. VII 1999-4, 2.212%, 2/25/2027	25,810
21,568,292	[1]	Structured Asset Securities Corp. 1998-RF4, 6.300%, 8/15/2028	3,572,356
3,593,495		Structured Asset Securities Corp. 2001-8A, 8.000%, 5/25/2031	3,649,342

		TOTAL	11,061,714

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $81,976,921)	73,221,026

		GOVERNMENT AGENCIES--3.1%
		Federal National Mortgage Association--3.1%
45,000,000		5.000%, 5/14/2007 (IDENTIFIED COST $44,956,118)	45,921,150

		MORTGAGE BACKED SECURITIES--87.5%
		Federal Home Loan Mortgage Corporation--32.8%
19,924,069		4.500%, 8/1/2018 - 9/1/2018	20,092,228
163,000,000	[2]	5.000%, 11/1/2018 - 9/1/2033	165,820,410
169,516,914	[2]	5.500%, 5/1/2016 -- 11/1/2033	173,125,094
9,145,897		6.000%, 11/1/2018 -- 2/1/2032	9,504,542
24,576,950		6.500%, 4/1/2015 - 11/1/2032	25,874,695
32,332,232		7.000%, 12/1/2031 - 11/1/2032	34,110,653
43,283,855	[2]	7.500%, 12/1/2029 -- 11/1/2033	46,207,294
1,977,497		8.000%, 12/1/2029	2,131,979
2,485		11.000%, 12/1/2017	2,672
13,410		11.750%, 1/1/2011	14,944
229		12.500%, 10/1/2012	256
2,886		12.750%, 10/1/2013	3,136
18,230		13.000%, 2/1/2015	20,629
1,138		13.750%, 1/1/2011	1,319
58		14.000%, 12/1/2012	64
19,691		14.500%, 10/1/2012	21,672
3,622		14.750%, 8/1/2011	4,030
2,131		15.500%, 8/1/2011	2,527

		TOTAL	476,938,144

Principal Amount or Shares			Value
		MORTGAGE BACKED SECURITIES--continued
		Federal National Mortgage Association--45.3%
$15,000,000	[2]	4.500%,11/1/2018	$15,131,250
4,743,826		5.000%, 5/1/2018 -- 7/1/2018	4,868,351
72,089,650		5.500%, 12/1/2017 - 8/1/2033	74,238,690
249,059,102	[2]	6.000%, 5/1/2017 -- 6/1/2033	257,434,779
183,221,157		6.500%, 7/1/2016 - 2/1/2033	191,073,576
86,885,932	[2]	7.000%, 8/1/2028 - 12/1/2032	91,763,846
20,173,197		7.500%, 10/1/2029 - 10/1/2031	21,498,525
2,789,911		8.000%, 9/1/2032 - 11/1/2032	3,001,776
44,453		11.000%, 10/1/2010	48,509
5,303		11.750%, 10/1/2015	6,028
396		12.000%, 1/1/2013	440
11,341		12.750%, 10/1/2010 - 8/1/2014	12,933
2,469		13.000%, 8/1/2015	2,802
6,344		15.000%, 10/1/2012	7,121

		TOTAL	659,088,626

		Government National Mortgage Association--9.4%
20,000,000		5.500%,11/1/2033	20,506,200
30,837,336		6.500%, 12/15/2031 - 1/15/2032	32,367,931
48,945,364		7.000%, 3/15/2024 - 2/15/2032	52,075,761
12,312,040		7.500%, 12/15/2023 - 7/15/2030	13,199,289
13,483,162		8.000%, 9/15/2029 - 11/15/2030	14,556,346
2,783,888		8.250%, 5/15/2030 - 10/15/2030	3,007,045
445,172		8.375%, 8/15/2030	481,133
1,242,559		8.500%, 11/15/2029 - 12/15/2029	1,345,455
490		11.250%, 9/20/2015	547
61,711		11.750%, 7/15/2013	69,984
23,803		13.000%, 9/20/2014	27,358

		TOTAL	137,637,049

		Small Business Administration--0.0%
137,483		2.547%, 11/20/2003	3,300

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $1,249,359,159)	1,273,667,119

		MUTUAL FUND--2.4%
34,562,967	[3]	Government Obligations Fund (AT NET ASSET VALUE)	34,562,967

Principal Amount			Value
		REPURCHASE AGREEMENTS--22.2%
$130,000,000	[4,5]	Interest in $444,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 1.030%, dated 9/18/2003, to be repurchased at $130,119,022 on 10/20/2003, collateralized by U.S. Government Agency Obligations with various maturities to 4/15/2033	$130,000,000
193,000,000	[4,5]	Interest in $571,500,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.040%, dated 9/15/2003, to be repurchased at $193,167,267 on 10/15/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2033	193,000,000

		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	323,000,000

		TOTAL INVESTMENTS--123.6% (IDENTIFIED COST $1,787,884,276)[6]	1,800,511,507

		OTHER ASSETS AND LIABILITIES--(23.6)%	(344,301,260)

		TOTAL NET ASSETS--100%	$1,456,210,247

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At September 30, 2003, these securities amounted to $21,802,480 which represents 1.5% of net assets.

2 All or a portion of these securities are subject to dollar roll transactions.

3 Affiliated company.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Security held as collateral for dollar roll transactions.

6 The cost of investments for federal tax purposes amounts to $1,793,227,456.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2003.

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2003 (unaudited)

Assets:
Investments in repurchase agreements	$323,000,000
Investments in securities	1,477,511,507

Total investments in securities, at value, including $34,562,967 of investments in affiliated issuers (identified cost $1,787,884,276)		$1,800,511,507
Cash		568,004
Income receivable		7,064,275
Receivable for investments sold		7,364,835
Receivable for shares sold		1,470,307
Prepaid expenses		21,007

TOTAL ASSETS		1,816,999,935

Liabilities:
Payable for investments purchased	88,533,833
Payable for shares redeemed	2,601,743
Income distribution payable	1,366,346
Payable for dollar roll transactions	267,650,293
Payable for Directors'/Trustees' fees	6,603
Payable for portfolio accounting fees (Note 5)	15,993
Payable for distribution services fee (Note 5)	329,887
Payable for shareholder services fee (Note 5)	284,990

TOTAL LIABILITIES		360,789,688

Net assets for 184,637,730 shares outstanding		$1,456,210,247

Net Assets Consist of:
Paid in capital		$1,506,101,735
Net unrealized appreciation of investments		12,627,231
Accumulated net realized loss on investments		(57,112,649)
Distributions in excess of net investment income		(5,406,070)

TOTAL NET ASSETS		$1,456,210,247

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($923,591,926 ÷ 117,087,467 shares outstanding)		$7.89

Offering price per share (100/95.50 of $7.89)[1]		$8.26

Redemption proceeds per share		$7.89

Class B Shares:
Net asset value per share ($408,278,903 ÷ 51,780,326 shares outstanding)		$7.88

Offering price per share		$7.88

Redemption proceeds per share (94.50/100 of $7.88)[1]		$7.45

Class C Shares:
Net asset value per share ($124,339,418 ÷ 15,769,937 shares outstanding)		$7.88

Offering price per share (100/99.00 of $7.88)[1]		$7.96

Redemption proceeds per share (99.00/100 of $7.88)[1]		$7.80

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2003 (unaudited)

Investment Income:
Interest (net of dollar roll expense of $4,779,877)			$38,782,337
Dividends (received from affiliated issuers)			246,469

TOTAL INCOME			39,028,806

Expenses:
Investment adviser fee (Note 5)		$3,258,263
Administrative personnel and services fee (Note 5)		582,077
Custodian fees		42,394
Transfer and dividend disbursing agent fees and expenses (Note 5)		596,670
Directors'/Trustees' fees		10,031
Auditing fees		8,421
Legal fees		2,713
Portfolio accounting fees (Note 5)		94,886
Distribution services fee--Class B Shares (Note 5)		1,656,658
Distribution services fee--Class C Shares (Note 5)		497,102
Shareholder services fee--Class A Shares (Note 5)		1,217,177
Shareholder services fee--Class B Shares (Note 5)		552,219
Shareholder services fee--Class C Shares (Note 5)		165,701
Share registration costs		55,388
Printing and postage		48,097
Insurance premiums		1,890
Miscellaneous		6,307

TOTAL EXPENSES		8,795,994

Waiver and Reimbursement: (Note 5)
Waiver of shareholder services fee--Class A Shares	$(97,374)
Reimbursement of investment adviser fee	(14,551)

TOTAL WAIVER AND REIMBURSEMENT		(111,925)

Net expenses			8,684,069

Net investment income			30,344,737

Realized and Unrealized Loss on Investments:
Net realized loss on investments			(7,978,246)
Net change in unrealized appreciation of investments			(8,983,790)

Net realized and unrealized loss on investments			(16,962,036)

Change in net assets resulting from operations			$13,382,701

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2003	Year Ended 3/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$30,344,737	$68,192,599
Net realized gain (loss) on investments	(7,978,246)	14,825,007
Net change in unrealized appreciation/depreciation of investments	(8,983,790)	20,680,557

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,382,701	103,698,163

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(20,633,635)	(52,726,215)
Class B Shares	(7,689,300)	(16,338,545)
Class C Shares	(2,334,363)	(4,376,409)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(30,657,298)	(73,441,169)

Share Transactions:
Proceeds from sale of shares	267,521,040	759,739,828
Net asset value of shares issued to shareholders in payment of distributions declared	20,221,517	47,885,088
Cost of shares redeemed	(390,076,947)	(457,620,950)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(102,334,390)	350,003,966

Change in net assets	(119,608,987)	380,260,960

Net Assets:
Beginning of period	1,575,819,234	1,195,558,274

End of period (including distributions in excess of net investment income of $(5,406,070) and $(5,093,509), respectively)	$1,456,210,247	$1,575,819,234

See Notes which are an integral part of the Financial Statements

Statement of Cash Flows

For the Six Months Ended September 30, 2003 (unaudited)

Increase (Decrease) in Cash
Cash Flows From Operating Activities:
Change in net in net assets resulting from operations	$13,382,701

Adjustments to Reconcile Change in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Purchases of investment securities	(2,704,671,508)
Paydowns on investment securities	241,640,871
Realized loss on paydowns	6,074,189
Proceeds from sale of investment securities	2,537,584,093
Net sales of short-term investment securities	31,320,340
Decrease in income receivable	55,137
Decrease in receivable from adviser	57,791
Increase in prepaid expenses	(21,007)
Decrease in payable for accrued expenses	(92,415)
Decrease in receivable for investments sold	177,040,467
Decrease in payable for investments purchased	(98,802,407)
Net realized loss on investments	7,978,246
Net amortization/accretion of premium/discount	3,341,865
Net unrealized depreciation on investments	8,983,790

NET CASH PROVIDED BY OPERATING ACTIVITIES	223,872,153

Cash Flows from Financing Activities:
Cash paid for dollar roll transactions, net	(96,869,440)
Proceeds from sale of shares	275,024,364
Cash distributions paid	(11,082,724)
Payment for shares redeemed	(390,376,349)

NET CASH USED IN FINANCING ACTIVITIES	(223,304,149)

NET INCREASE IN CASH	568,004

Cash:
Beginning of the period	0

End of the period	$568,004

Supplemental disclosure of cash flow information: Non-cash financing not included herein consists of reinvestment of dividends and distributions of $20,221,517.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2003 (unaudited)

1. ORGANIZATION

Federated Fund for U.S. Government Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. Effective October 7, 2002, the Fund became a portfolio of Federated Income Securities Trust (the "Trust"). The Trust consists of five portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A, B and C Shares. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

U.S. government securities and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees"). Investments in other open-end investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Additional information on each restricted illiquid security held at September 30, 2003, is as follows:

Security	Acquisition Date	Acquisition Cost
Chase Funding Net Interest Margin, 6.750%, 9/27/2036	7/31/2003	$3,532,543

Lehman Structured Securities Corp. 2001-GE3, 7.02%, 5/28/2018	8/15/2001	1,022,148

Lehman Structured Securities Corp. 2002-GE1, 0.00%, 7/26/2024	1/29/2002	2,563,983

Long Beach Asset Holdings Corp. 2003-2 Note, 7.627%, 6/25/2033	7/31/2003	1,772,617

Long Beach Asset Holdings Corp. 2003-3 Note, 7.260%, 7/25/2033	4/16/2003	1,470,840

Long Beach Asset Holdings Corp. 2003-4 Note, 6.535%, 8/25/2033	6/16/2003	4,245,639

Option One Mortgage Securities Corp. 2003-2B, 7.360%, 4/26/2033	3/28/2003	3,359,208

Salomon Brothers Mortgage Sec. VII 1999-4, 2.212%, 2/25/2027	4/20/1999	5,569,056

Structured Asset Securities Corp. 1998-RF4, 6.300%, 8/15/2028	12/15/1999	9,858,083

Dollar Roll Transactions

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments or mortgage backed securities, which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Fund for the six months ended September 30, 2003, was as follows:

Maximum amount outstanding during the period	$439,002,476

Average amount outstanding during the period[1]	$386,467,825

Average monthly shares outstanding during the period	195,794,384

Average debt per shares outstanding during the period	1.97

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the six months ended September 30, 2003.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of September 30, 2003, the Fund had no outstanding securities on loan.

Statement of Cash Flows

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Fund's Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at September 30, 2003.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in capital stock were as follows:

	Six Months Ended 9/30/2003		Year Ended 3/31/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	19,927,187	$158,077,441	42,860,730	$342,076,140
Shares issued to shareholders in payment of distributions declared	1,757,484	13,863,062	4,463,324	35,542,632
Shares redeemed	(29,821,898)	(235,618,358)	(38,157,548)	(304,298,458)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(8,137,227)	$(63,677,855)	9,166,506	$73,320,314

	Six Months Ended 9/30/2003		Year Ended 3/31/2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	7,667,449	$60,755,660	36,930,186	$294,675,932
Shares issued to shareholders in payment of distributions declared	633,394	4,991,942	1,229,600	9,794,126
Shares redeemed	(12,926,957)	(101,775,685)	(10,790,187)	(86,025,233)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(4,626,114)	$(36,028,083)	27,369,599	$218,444,825

	Six Months Ended 9/30/2003		Year Ended 3/31/2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	6,140,809	$48,687,939	15,423,155	$122,987,756
Shares issued to shareholders in payment of distributions declared	173,323	1,366,513	320,028	2,548,330
Shares redeemed	(6,676,804)	(52,682,904)	(8,443,605)	(67,297,259)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(362,672)	$(2,628,452)	7,299,578	$58,238,827

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(13,126,013)	$(102,334,390)	43,835,683	$350,003,966

4. FEDERAL TAX INFORMATION

At September 30, 2003, the cost of investments for federal tax purposes was $1,793,227,456. The net unrealized appreciation of investments for federal tax purposes was $7,284,051. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,025,816 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,741,765.

The difference between book-basis and tax-basis unrealized appreciation is attributable to differing treatments for discount accretion/premium amortization of debt securities.

At March 31, 2003, the Fund had a capital loss carryforward of $44,391,339 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$4,621,860

2005	$20,564,242

2008	$3,778,036

2009	$15,427,201

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to: (a) 0.250% of the first $500 million of the average daily net assets of the Fund, 0.225% of the second $500 million of the average daily net assets of the Fund, and 0.200% of average daily net assets over $1 billion; and (b) 4.50% of gross income of the Fund, excluding capital gains or losses. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Government Obligations Fund which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by the Fund are recorded as income in the accompanying financial statements and totaled $246,469.

Administrative Fee

Federated Service Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as a specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Directors approved a new Agreement. Effective November 1, 2003, the fee paid to FServ will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended September 30, 2003, FSC retained $60,643 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at is sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended September 30, 2003, were as follows:

Purchases	$17,995,447

Sales	$29,893,962

7. LEGAL PROCEEDINGS (UNAUDITED)

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Fund for U.S. Government Securities
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420C704
Cusip 31420C803
Cusip 31420C886

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8110105 (11/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within
90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Securities Trust

By          /S/ _Richard J. Thomas, Principal Financial Officer

Date        _November 19, 2003_____________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ ___J. Christopher Donahue, Principal Executive Officer______

Date        _November 19, 2003__________________________

By          /S/ ___Richard J. Thomas, Principal Financial Officer______

Date         November 19, 2003___________________________